Business Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	May 31, 2014		Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2014		May 31, 2013		May 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
U.S. revenue											$ 32,901		$ 31,550		$ 29,837
Total revenue	11,839		11,301	11,403	11,024	11,435		10,953	11,107	10,792	45,567		44,287		42,680
U.S. Noncurrent assets	20,658	[1]				19,637	[1]				20,658	[1]	19,637	[1]	18,874	[1]
International Noncurrent assets	2,729	[1]				2,656	[1]				2,729	[1]	2,656	[1]	1,973	[1]
Total Noncurrent Assets	23,387	[1]				22,293	[1]				23,387	[1]	22,293	[1]	20,847	[1]
FedEx Express Segment [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
International revenue											12,274	[1]	12,357	[1]	12,370	[1]
Total revenue											27,121		27,171		26,515
FedEx Ground Segment [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
International revenue											248	[1]	234	[1]	216	[1]
Total revenue											11,617		10,578		9,573
FedEx Freight Segment [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
International revenue											130	[1]	112	[1]	101	[1]
Total revenue											5,757		5,401		5,282
FedEx Services Segment [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
International revenue											14	[1]	34	[1]	156	[1]
Total revenue											1,536		1,580		1,671
International Total [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
International revenue											12,666	[1]	12,737	[1]	12,843	[1]
Consolidated Total [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue											$ 45,567		$ 44,287		$ 42,680

[1]	International revenue includes shipments that either originate in or are destined to locations outside the United States. Noncurrent assets include property and equipment, goodwill and other long-term assets. Our flight equipment is registered in the U.S. and is included as U.S. assets; however, many of our aircraft operate internationally.